Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		¥ 1	¥ 1
Transfers out of level 3			(1)
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			1
Purchases		(1)	(18)
Sales		1	17
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		621	655
Gains (losses) in Earnings	[1]	(66)	53
Gains (losses) in OCI	[2]	(19)	17
Transfers into Level 3		20	77
Transfers out of level 3		(42)	(8)
Issuances		374	312
Settlements		(345)	(345)
Ending Balance		713	621
Change in unrealized gain (losses) still held	[3]	(34)	79
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3		(1)
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		10	11
Settlements		(1)	(1)
Ending Balance		9	10
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,115	1,044
Gains (losses) in Earnings	[4]	70	(52)
Transfers out of level 3		(1)
Purchases		443	802
Sales		(216)	(297)
Settlements		(378)	(382)
Ending Balance		1,033	1,115
Change in unrealized gain (losses) still held	[3]	65	(52)
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		30	28
Gains (losses) in Earnings	[4]	1	(1)
Purchases		2	6
Sales		(3)	(2)
Settlements		(1)	(1)
Ending Balance		29	30
Change in unrealized gain (losses) still held	[3]		(1)
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(5)	13
Gains (losses) in Earnings	[4],[5]	4	(6)
Transfers into Level 3	[5]		1
Settlements	[5]	9	(13)
Ending Balance	[5]	8	(5)
Change in unrealized gain (losses) still held	[3],[5]	13	(16)
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	16	22
Gains (losses) in Earnings	[4],[5]	9	(4)
Settlements	[5]	(2)	(2)
Ending Balance	[5]	23	16
Change in unrealized gain (losses) still held	[3],[5]	10	(3)
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(17)	(5)
Gains (losses) in Earnings	[4],[5]	1	(8)
Settlements	[5]	(5)	(4)
Ending Balance	[5]	(21)	(17)
Change in unrealized gain (losses) still held	[3],[5]	(17)	(10)
Derivative financial instruments assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(2)	1
Gains (losses) in Earnings	[4],[5]	4	(2)
Transfers into Level 3	[5]	1	(1)
Transfers out of level 3	[5]	1	(1)
Settlements	[5]	(2)	1
Ending Balance	[5]	2	(2)
Change in unrealized gain (losses) still held	[3],[5]	1	(1)
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5],[6]	1	1
Gains (losses) in Earnings	[4],[5],[6],[7]		2
Settlements	[5]	(1)	(2)
Ending Balance	[5],[6]		1
Change in unrealized gain (losses) still held	[3],[4]		1
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		12
Transfers out of level 3		(22)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		31	40
Purchases			3
Settlements		(8)	(12)
Ending Balance		23	31
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		615	500
Gains (losses) in OCI	[2]	1	1
Purchases		181	201
Sales		(78)	(77)
Settlements		(3)	(10)
Ending Balance		716	615
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		157	120
Gains (losses) in Earnings	[8]	(13)	2
Gains (losses) in OCI	[2]	6
Transfers out of level 3		(22)
Purchases		391	106
Sales		(118)
Settlements		(36)	(71)
Ending Balance		365	157
Change in unrealized gain (losses) still held	[3]	(8)
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		174	103
Gains (losses) in Earnings	[8]	7
Gains (losses) in OCI	[2]	16	(11)
Transfers into Level 3		12
Purchases		36	94
Settlements		(113)	(12)
Ending Balance		132	174
Available-for-sale securities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		39	35
Gains (losses) in Earnings	[8]	2	3
Purchases		38	15
Sales		(6)
Settlements		(20)	(14)
Ending Balance		53	39
Change in unrealized gain (losses) still held	[3]	¥ 1	¥ 3

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[3]	Amounts represent total gains or losses recognized in earnings and OCI during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2020 and 2021. The amounts of unrealized gains (losses) in OCI related to Available-for-sale securities and Long-term debt were ¥6 billion and ¥(17) billion, at March 31, 2021, respectively.
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[7]	The amount includes CLO and convertible bonds, which are classified in Level 3.
[8]	Gains (losses) in Earnings are reported in Investment gains (losses)—net.